Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-term Investments
Summary of short-term investments	The following is a summary of short-term investments (in thousands)

	As of December 31,
	2022	2023
	RMB	RMB
Structured deposits	380,941	330,754
Wealth management products	406,318	1,439,068
Total	787,259	1,769,822